Other Long-term Liabilities - Schedule of Other Long-Term Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2019	Dec. 31, 2018
Other Long-Term Liabilities [Line Items]
Deferred lease payable		$ 0.0	$ 13.1
Deferred revenue		4.0	3.9
Customer advances for construction		63.9	58.6
Sundance B PPA's termination expense		0.0	2.0
Lease inducement			2.7
Merger commitments		14.0	21.4
Other long-term liabilities		19.9	20.3
Other long-term liabilities		$ 101.8	$ 122.0
ASTC
Other Long-Term Liabilities [Line Items]
Sundance B PPA's termination expense	$ 6.0
Settlement payment period	3 years
Accounts payable and accrued liabilities | ASTC
Other Long-Term Liabilities [Line Items]
Sundance B PPA's termination expense	$ 2.0